SHARE-BASED COMPENSATION (Details)																			12 Months Ended
	May 06, 2026	Apr. 30, 2026	Nov. 19, 2025 shares	Nov. 16, 2025 shares	Oct. 15, 2025 USD ($) $ / shares shares	Apr. 29, 2025 shares	Apr. 21, 2025 shares	Apr. 17, 2025 shares	Apr. 16, 2025 shares	Mar. 04, 2025 shares	Dec. 01, 2024 USD ($) $ / shares shares	Nov. 01, 2024 shares	Oct. 29, 2024 shares	Oct. 15, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 20, 2024 shares	Sep. 12, 2024 USD ($) $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Aug. 31, 2023 $ / shares	Sep. 05, 2022 $ / shares
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees (in Dollars) | $																			$ 4,936,667	$ 3,643,333
Share based compensation expense (in Dollars) | $																			1,493,208	2,672,450
Unrecognized share-based compensation expense (in Dollars) | $																			$ 22,663	$ 737,750
Weighted average period																			14 days	5 months 15 days
Number of third party companies															2
Share-based compensation expense (in Dollars) | $																			$ 4,936,667	$ 3,643,333	$ 0
Subsequent Event [Member]
SHARE-BASED COMPENSATION
Share stock Split	16-for-1	the 16-for-1 share
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares											$ 64.96				$ 33.28			$ 28.8
Weighted average period																				7 months 2 days
Shares granted											62,500				62,500			12,500
Value of shares granted (in Dollars) | $											$ 4,060,000				$ 2,080,000			$ 360,000
Consulting service period											1 year				1 year			1 year
Vesting period											6 months				6 months			9 months
Shares issued										62,500			125,000					12,500
Number of third party companies															2
Share-based compensation expense (in Dollars) | $																			$ 4,936,667	$ 3,643,333
Unrecognized share-based compensation expense (in Dollars) | $																				$ 4,936,667
Class A Ordinary Shares [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees			21,875	9,375			12,500
Issuance of class A ordinary share for management and employees (in Dollars) | $					$ 267,845
Public offering price (in Dollars per share) | $ / shares																						$ 36.8	$ 32
Class A Ordinary Shares [Member] | First Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares					$ 5.32
Class A Ordinary Shares [Member] | Second Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares					$ 17.44
Class A Ordinary Shares [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Shares available for issuance																	125,000
Issuance of class A ordinary share for management and employees												95,687
Issuance of class A ordinary share for management and employees (in Dollars) | $																	$ 3,410,200
Class A Ordinary Shares [Member] | Equity Incentive Plan 2024 [Member] | First Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares																	$ 35.2
Class A Ordinary Shares [Member] | Equity Incentive Plan 2024 [Member] | Second Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares																	$ 36.32
Class A Ordinary Shares [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees																58,187
Class A Ordinary Shares [Member] | Share-Based Payment Arrangement, Employee [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees														37,500
Class A ordinary shares [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Shares available for issuance					218,750
Issuance of class A ordinary share for management and employees						29,313
Issuance of class A ordinary share for management and employees (in Dollars) | $																	$ 510,276
Class A ordinary shares [Member] | Equity Incentive Plan 2024 [Member] | First Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares																	$ 17.12
Class A ordinary shares [Member] | Equity Incentive Plan 2024 [Member] | Second Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares																	17.6
Class A ordinary shares [Member] | Equity Incentive Plan 2024 [Member] | Third Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares																	$ 17.44
Class A ordinary shares [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees								10,626	10,626
Class A ordinary shares [Member] | Share-Based Payment Arrangement, Employee [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees							18,687